Nuance Mid Cap Value Fund
Schedule of Investments
July 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.4%
Consumer Staples - 14.6%
Beiersdorf AG - ADR	4,136,549	$84,923,351
Calavo Growers, Inc.	735,059	29,622,878
Cal-Maine Foods, Inc.	936,341	47,856,388
Clorox Co.	715,731	101,519,285
Henkel AG & Co. KGaA - ADR	4,861,125	76,368,274
Kimberly-Clark Corp.	1,060,000	139,697,400
Mission Produce, Inc. *	1,155,283	16,381,913
		496,369,489
Financials - 16.9%
Alleghany Corp. *	158,816	133,005,224
Chubb Ltd.	45,414	8,566,897
Everest Re Group, Ltd.	172,205	45,005,777
Hartford Financial Services Group Inc.	124,985	8,057,783
Independent Bank Corp.	110,748	9,280,682
Northern Trust Corp.	1,214,264	121,159,262
Reinsurance Group of America, Inc.	324,088	37,522,909
TowneBank	587,996	17,563,440
Travelers Companies, Inc.	882,478	140,049,259
UMB Financial Corp.	297,657	26,937,958
Valley National Bancorp	2,277,599	26,625,132
		573,774,323
Healthcare - 21.6%
Baxter International, Inc.	3,587,678	210,453,191
Dentsply Sirona, Inc.	5,155,856	186,435,753
ICU Medical, Inc. *	494,168	87,551,745
NuVasive, Inc. *	162,274	8,522,630
Smith & Nephew - ADR	5,883,506	152,088,630
Universal Health Services, Inc. - Class B	780,876	87,825,124
		732,877,073
Industrials - 9.4%
3M Co.	705,612	101,071,863
Aerojet Rocketdyne Holdings, Inc. *	857,645	37,470,510
Graco Inc.	415,183	27,883,690
Knorr-Bremse AG	3,117,883	46,300,563
Lindsay Corp.	85,453	13,156,344
Mueller Water Products, Inc.- Class A	5,769,196	75,114,932
Werner Enterprises, Inc.	209,034	9,189,135
Xylem, Inc.	72,517	6,673,739
		316,860,776
Information Technology - 2.0%
Amphenol Corp. - Class A	767,682	59,211,313
Applied Materials, Inc.	88,183	9,345,634
		68,556,947
Materials - 4.8%
AptarGroup, Inc.	403,402	43,470,600
GCP Applied Technologies, Inc. *	3,454,436	108,814,734
DuPont de Nemours, Inc.	149,942	9,180,949
		161,466,283
Real Estate - 9.6%
Cousins Properties, Inc.	1,469,014	45,319,082
Equity Commonwealth * (a)	5,398,225	151,420,211
Healthpeak Properties, Inc.	281,207	7,769,749
Healthcare Realty Trust, Inc.	4,583,300	120,311,625
		324,820,667
Utilities - 8.5%
American Water Works Co., Inc.	171,613	26,675,525
Avista Corp.	973,798	41,152,704
California Water Service Group	789,965	47,461,097
Essential Utilities, Inc.	193,554	10,053,195
Portland General Electric Co.	732,721	37,617,896
SJW Group (a)	1,663,431	109,220,879
United Utilities Group PLC - ADR	650,160	17,859,895
		290,041,191
TOTAL COMMON STOCKS
(Cost $3,009,361,834)		2,964,766,749

PREFERRED STOCKS - 7.4%
Consumer Staples - 3.0%
Henkel AG & Co KGaA - ADR	6,497,966	103,577,578
Financials - 4.4%
MetLife, Inc., Series E, 5.625% (Call 06/15/2023 @ $25.00)	1,307,454	34,019,953
MetLife, Inc., Series F, 4.750% (Call 03/15/2025 @ $25.00)	1,622,224	38,754,932
US Bancorp, 4.000%	364,191	7,320,239
US Bancorp, Series B, 3.500% (Call 07/15/2022 @ $25.00)	3,484,855	69,000,129
		149,095,253
TOTAL PREFERRED STOCKS
(Cost $265,553,150)		252,672,831

SHORT-TERM INVESTMENT - 6.0%
First American Government Obligations Fund, Class X, 1.87% ^
(Cost $204,583,545)	204,583,545	204,583,545

Total Investments - 100.8%
(Cost $3,480,564,323)		3,422,023,125
Other Assets and Liabilities, Net - (0.8%)		(28,148,140)
Total Net Assets - 100.0%		$3,393,874,985

ADR	- American Depositary Receipt
*	Non-income producing security
(a)	Represents an affiliated company as defined by the Investment Company Act of 1940.
^	The rate shown is the annualized seven day effective yield as of July 31, 2022.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,964,766,749	$-	$-	$2,964,766,749
Preferred Stocks	252,672,831	-	-	252,672,831
Short-Term Investment	204,583,545	-	-	204,583,545
Total Investments	$3,422,023,125	$-	$-	$3,422,023,125

Refer to the Schedule of Investments for further information on the classification of investments.

Transaction with Affiliates- If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Fund conducted transactions during the period ended July 31, 2022, with affiliated companies as so defined:

	Beginning Value	Additions	Reductions	Ending Value
Equity Commonwealth	$179,252,741	$-	$(40,064,055)	$151,420,211
SJW Group	93,297,290	4,884,729	-	109,220,879

	Ending Shares as of July 31, 2022	Dividend Income	Return of Capital	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Equity Commonwealth	$5,398,225	$-	$-	$(8,029,995)	$20,261,521
SJW Group	1,663,431	569,272	-	-	11,038,860